Note 7 - Fair Value	6 Months Ended
Jun. 30, 2018
Fair Value
Fair Value Measurement

Fair value

The criteria and valuation methods used to calculate the fair value of financial assets as of June 30, 2018, do not differ significantly from those included in the Note 8 from the consolidated financial statements for the year ended December 31, 2017.

During the six months ended June 30, 2018, there is no significant transfer of financial instruments between the different levels, and the changes in measurement are due to the variations in the fair value of the financial instruments.